INCOME FROM INVESTMENTS - Schedule of Income from Investments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
INCOME FROM INVESTMENTS
Fair value change on equity investments	$ 74,010	$ (2,641)
Fair value change on bonds		49,048
Interest income	937,453	741,190
Income from investments	$ 1,011,463	$ 787,597